Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Buildings and premises [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	3 years
Bottom of range [member] | Machinery and equipment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	2 years
Bottom of range [member] | Vehicles [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	2 years
Bottom of range [member] | Furniture and fixtures [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	2 years
Bottom of range [member] | Other equipment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	2 years
Top of range [member] | Buildings and premises [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	50 years
Top of range [member] | Machinery and equipment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	20 years
Top of range [member] | Vehicles [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years
Top of range [member] | Furniture and fixtures [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years
Top of range [member] | Other equipment [Member]
Basis of Preparation and Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives of the assets	10 years